Derivative Financial Instruments (Details Textual) (USD $)	1 Months Ended	12 Months Ended
	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010
Derivative Financial Instruments (Textual) [Abstract]
Unsecured senior notes maturing in 2014		$ 1,687,546,000
Amount of debt converted from fixed rate to floating rate	150,000,000
Termination date of Swap agreement	Jun. 01, 2014
Interest income related to the ineffectiveness associated with the fair value hedge		1,700,000	200,000
Unsecured senior notes due 2014 [Member]
Derivative Financial Instruments (Textual) [Abstract]
Unsecured senior notes maturing in 2014		300,000,000
Stated interest rate on unsecured senior notes		6.875%
Intangible and other long-term assets [Member]
Derivative Financial Instruments (Textual) [Abstract]
Derivative asset		$ 1,900,000	$ 200,000